Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 105,235	$ 191,410
Restricted cash and short-term receivables	228,202	74,162
Trade accounts receivable	4,474	4,419
Other receivables, prepaid expenses and accrued income	24,753	17,498
Amounts due from related parties	0	9,967
Short-term debt due from related party	0	20,000
Inventories	8,650	8,317
Vessel held-for-sale	0	132,110
Assets held-for-sale	267,034	280,746
Total current assets	638,348	738,629
Long-term assets
Restricted cash	180,361	425
Investments in affiliates	541,565	746,263
Cost method investment	7,347	7,347
Newbuildings	13,561	344,543
Asset under development	501,022	345,205
Vessels and equipment, net	2,336,144	1,648,888
Other non-current assets	50,850	68,442
Total assets	4,269,198	3,899,742
Current liabilities
Current portion of long-term debt and short-term debt, net of deferred finance charges	491,398	112,853
Trade accounts payable	53,281	10,811
Accrued expenses	53,333	31,124
Amounts due to related parties	7,128	0
Other current liabilities	148,077	46,417
Liabilities held-for-sale	201,213	160,192
Total current liabilities	954,430	361,397
Long-term liabilities
Long-term debt, net of deferred finance charges	1,344,509	1,241,133
Other long-term liabilities	54,080	59,790
Total liabilities	2,353,019	1,662,320
Commitments and Contingencies
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672)	93,547	93,415
Treasury shares	(12,269)	0
Additional paid-in capital	1,317,806	1,307,087
Contributed surplus	200,000	200,000
Accumulated other comprehensive (loss) gain	(12,592)	(6,579)
Retained earnings	308,874	641,844
Total stockholders' equity	1,895,366	2,235,767
Non-controlling interests	20,813	1,655
Total equity	1,916,179	2,237,422
Total liabilities and equity	$ 4,269,198	$ 3,899,742